SUPPLEMENT DATED DECEMBER 4, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                DATED MAY 1, 2002

The section under "Officers and Trustees," listing the names, ages and addresses of the Trust's officers and Board members is replaced with the following:

The name, age and address of the officers and Board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton complex are shown below.

INDEPENDENT BOARD MEMBERS
--------------------------
                                              NUMBER
                                                OF
                                            PORTFOLIOS
                                              IN FUND
                                             COMPLEX
  NAME, AGE        POSITION     LENGTH OF    OVERSEEN           OTHER
 AND ADDRESS                    TIME         BY BOARD        DIRECTORSHIPS
                                SERVED        MEMBER*            HELD
------------------------------------------------------------------------------
FRANK H.           Trustee      Since 1988      106             None
ABBOTT, III
(81)
One Franklin
Parkway
San Mateo,
CA 94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining)
(until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------
HARRIS J.          Trustee      Since 1988      133          Director, Bar-S
ASHTON (70)                                                  Foods (meat packing
One Franklin                                                 company).
Parkway
San Mateo,
CA 94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc.
(bank holding company) (until 2002) and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------
ROBERT F.          Trustee      Since 1998       42             None
CARLSON (74)
One Franklin
Parkway
San Mateo,
CA 94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------
S. JOSEPH          Trustee      Since 1989      134             None
FORTUNATO
(70)
One Franklin
Parkway
San Mateo,
CA 94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------

FRANK W.T.         Trustee      Since 1988      106          Director, The
LAHAYE (73)                                                  California
One Franklin                                                 Center for Land
Parkway                                                      Recycling
San Mateo,                                                   (redevelopment).
CA 94403-1906
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------

GORDON S.          Trustee      Since 1993      133          Director, White
MACKLIN (74)                                                 Mountains
One Franklin                                                 Insurance
Parkway                                                      Group, Ltd.
San Mateo,                                                   (holding
CA 94403-1906                                                company);
                                                             Martek
                                                             Biosciences
                                                             Corporation,
                                                             WorldCom, Inc.
                                                             (communications
                                                             services),
                                                             MedImmune, Inc.
                                                             (biotechnology),
                                                             Overstock.com
                                                             (Internet
                                                             services), and
                                                             Spacehab, Inc.
                                                             (aerospace
                                                             services).
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd.; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS

                                              NUMBER
                                                OF
                                            PORTFOLIOS
                                              IN FUND
                                             COMPLEX
  NAME, AGE        POSITION     LENGTH OF    OVERSEEN           OTHER
 AND ADDRESS                    TIME         BY BOARD        DIRECTORSHIPS
                                SERVED        MEMBER*            HELD
------------------------------------------------------------------------------
**CHARLES B.       Chairman of  Chairman        133             None
JOHNSON (69)       the Board    of the
One Franklin       and Trustee  Board and
Parkway, San                    Trustee
Mateo, CA                       since 1988
94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------
**RUPERT H.        President    President  141       None
JOHNSON, JR.       and Chief    and Chief
(62)               Executive    Executive
One Franklin       Officer-     Officer-
Parkway, San       Investment   Investment
Mateo, CA          Management,  Management
94403-1906         and Trustee  since October
                                2002, and
                                Trustee since
                                1988
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------
***CHRISTOPHER     Trustee      Since 2001       24             None
H. PINKERTON
(44)
One Franklin
Parkway, San
Mateo, CA
94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz Advisors; President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust; Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America (Allianz Life); fellow, Life Management Institute; and formerly, Vice President of Marketing, Nationwide Financial Services (until 1999).
------------------------------------------------------------------------------
HARMON E.          Vice         Since 1988      Not             None
BURNS (57)         President                    Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------
MARTIN L.          Vice         Since           Not             None
FLANAGAN (42)      President    1995            Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
--------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------
JIMMY D.           Senior Vice   Since          Not             None
GAMBILL (55)       President     October        Applicable
500 East           and Chief     2002
Broward            Executive
Blvd.              Officer-Finance
Suite 2100         and
Fort               Administration
Lauderdale,
FL 33394-3091
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; and officer of some of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------
DAVID P.           Vice         Since 2000     Not              None
GOSS (55)          President                   Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust(until 2000).
------------------------------------------------------------------------------
BARBARA J.         Vice         Since 2000      Not             None
GREEN (55)         President                    Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------
MICHAEL O.         Vice         Since           Not          Director, FTI
MAGDOL (65)        President -  May 2002        Applicable   Banque, Arch
600 5th            AML                                       Chemicals, Inc.
Avenue             Compliance                                and Lingnan
Rockefeller                                                  Foundation.
Center
New York, NY
10048-0772
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------

KIMBERLEY          Treasurer    Treasurer       Not             None
MONASTERIO         and Chief    since           Applicable
(38)               Financial    1995 and
One Franklin       Officer      Chief
Parkway, San                    Financial
Mateo, CA                       Officer
94403-1906                      since
                                September
                                2002
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC.; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------
MURRAY L.          Vice         Since 2000      Not             None
SIMPSON (65)       President                    Applicable
One Franklin       and
Parkway, San       Secretary
Mateo, CA
94403-1906
------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor
***Mr. Pinkerton is considered an interested person of the Trust because of the share ownership of Allianz Life in the Trust.

NOTE: Charles B. Johnson and Rupert A. Johnson, Jr. are brothers.

                Please keep this supplement for future reference.

                                                                FTVIP SAI2002